Income and Social Contribution Taxes - Summary of Changes in Balances of Deferred Taxes (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income and social contribution taxes [line items]
Initial balance	R$ 530,419	R$ 451,973
IFRS 9 and 15 adoption	68,450	42,274	R$ 30,240
IRPJ and CSLL related to CBLSA goodwill - retrospective effect	(45,118)
Subtotal - Initial balance - restated	530,419	451,973	323,229
Deferred IRPJ and CSLL recognized in income of the year	(162,417)	109,204	112,539
Deferred IRPJ and CSLL recognized in other comprehensive income	133,124	13,389	18,938
Deferred IRPJ and CSLL recognized in business combination	1,054	(45,728)
Others	2,710	1,581	(2,733)
Final balance	504,890	530,419	451,973
Previously stated [member]
Disclosure of deferred income and social contribution taxes [line items]
Initial balance	R$ 507,087	409,699	292,989
Final balance		R$ 507,087	R$ 409,699